Cost of Sales	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Cost of sales	Cost of sales

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Salaries and wages	(503.6)	(405.4)	(399.7)
Consumable stores	(445.9)	(392.2)	(400.8)
Utilities	(186.7)	(168.4)	(150.0)
Mine and other contractors	(996.7)	(851.5)	(715.9)
Other	(566.2)	(384.8)	(376.0)
Cost of sales before gold inventory change and amortisation and depreciation	(2,699.1)	(2,202.3)	(2,042.4)
Gold inventory change[1]	(61.3)	(14.0)	90.7
Cost of sales before amortisation and depreciation	(2,760.4)	(2,216.3)	(1,951.7)
Amortisation and depreciation	(920.4)	(627.4)	(795.3)
Total cost of sales	(3,680.8)	(2,843.7)	(2,747.0)
[1] Included in the gold inventory change is a net realisable value adjustment to stockpiles of US$nil (2024: US$3.0 million at Cerro Corona and 2023: US$33.8 million at
Damang).